Deferred tax - Movements of Gross Deferred Tax Liabilities (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 379.8	£ 479.5
Ending balance		304.1	379.8	[1]
Gross deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		622.8	738.5
Acquisition of subsidiaries		1.5	0.8
(Credit)/charge to income		(40.1)	18.1
(Credit)/charge to other comprehensive income			(9.6)
Transfer to disposal group classified as held for sale			(105.6)
Exchange differences and other movements		(15.5)	(19.4)
Ending balance		568.7	622.8
Gross deferred tax liabilities [member] | Brands and other intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		352.3	438.6
Acquisition of subsidiaries		1.5	0.8
(Credit)/charge to income		(22.3)	(31.2)
Transfer to disposal group classified as held for sale			(46.6)
Exchange differences and other movements		(4.7)	(9.3)
Ending balance		326.8	352.3
Gross deferred tax liabilities [member] | Associate earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		76.5	17.6
(Credit)/charge to income		(16.7)	68.6
Transfer to disposal group classified as held for sale			(7.9)
Exchange differences and other movements		(1.8)	(1.8)
Ending balance		58.0	76.5
Gross deferred tax liabilities [member] | Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		135.4	182.3
(Credit)/charge to income		(7.8)	10.3
Transfer to disposal group classified as held for sale			(51.7)
Exchange differences and other movements		(4.5)	(5.5)
Ending balance		123.1	135.4
Gross deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			22.2
(Credit)/charge to income			(22.2)
Exchange differences and other movements
Ending balance
Gross deferred tax liabilities [member] | Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		36.9	39.9
(Credit)/charge to income			(0.7)
Exchange differences and other movements		(1.1)	(2.3)
Ending balance		35.8	36.9
Gross deferred tax liabilities [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		21.7	37.9
(Credit)/charge to income		6.7	(6.7)
(Credit)/charge to other comprehensive income			(9.6)
Transfer to disposal group classified as held for sale			(0.6)
Exchange differences and other movements		(3.4)	(0.5)
Ending balance		£ 25.0	£ 21.7

[1]	Figures have been restated as described in the accounting policies.